Fair Value Measurements (Details) (Nonrecurring Fair Value Measurements, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements
Fair Value Property and Equipment	111,587	104,813
Total Losses	8,594	13,820
Property and Equipment carrying amount	120,181	118,633
Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Fair Value Property and Equipment	111,587	104,813